Income and Expenses from Fees and Commissions (Details) - Schedule of income and expenses for fees and commissions $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Income from fees and commissions
Debit and credit card services	$ 183,292		$ 156,786	$ 185,878
Investments in mutual funds and others	108,348		92,514	101,046
Collections and payments	74,273		64,475	56,389
Portfolio management	50,793		50,272	47,816
Fees for insurance transactions	38,057		33,049	37,035
Use of distribution channel and access to customers	30,518		75,074	65,243
Guarantees and letter of credit	30,131		27,824	26,101
Trading and securities management	23,334		21,226	21,878
Brand use agreement	22,616		19,835	16,494
Financial advisory services	4,948		4,487	4,393
Lines of credit and overdrafts	4,396		4,568	4,716
Other fees earned	13,615		12,036	22,183
Total income from fees and commissions	584,321	$ 685,316	562,146	589,172
Expenses from fees and commissions
Credit card transactions	(87,256)		(79,893)	(97,823)
Interbank transactions	(31,368)		(24,843)	(20,133)
Securities transactions	(4,759)		(4,411)	(5,943)
Collections and payments	(4,211)		(4,927)	(6,284)
Sales force	(229)		(244)	(404)
Other fees	(1,470)		(1,860)	(1,283)
Total expenses from fees and commissions	$ (129,293)	$ (151,640)	$ (116,178)	$ (131,870)